Cover	Feb. 23, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2022
Entity File Number	001-40079
Entity Registrant Name	CF ACQUISITION CORP. VI
Entity Central Index Key	0001830081
Entity Tax Identification Number	85-1087461
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 East 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	938-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	CFVIU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CFVI
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	CFVIW
Security Exchange Name	NASDAQ